Pension commitments, Defined Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended		42 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020
Defined Benefit Obligations [Abstract]
Transfer from long-term pension assets	$ (0.4)	$ 0.0
Current service cost	10.4	9.0	$ 12.6
Contributions by plan participants	0.3	0.3
Re-measurements - actuarial (gains) and losses [Abstract]
Experience	(2.4)	32.0	8.9
Reclassification to defined benefit scheme	(4.6)	0.0	(2.1)
Effects of movements in exchange rates	0.7	(0.6)
Scheme Assets [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(120.1)	(110.8)
Reclassification from other liabilities/assets	(17.8)
Transfer from long-term pension assets	(0.4)
Reclassification to assets held for sale		(0.2)
Benefits paid	3.5	4.4
Contributions by plan participants	(1.7)	(1.8)
Contribution by employer	(3.0)	(4.5)
Interest cost/(income)	(1.3)	(1.8)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(1.8)	(5.9)
Reclassification to defined benefit scheme	0.0
Total increase (decrease) in net defined benefit liability (asset)	(1.8)	(5.9)
Effects of movements in exchange rates	(5.7)	0.5
End of period	(148.3)	(120.1)	(148.3)
Scheme Assets [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(92.0)	(82.1)
Reclassification from other liabilities/assets	(17.8)
Transfer from long-term pension assets	(0.4)
Reclassification to assets held for sale		0.0
Benefits paid	0.6	0.3
Contributions by plan participants	(1.1)	(1.5)
Contribution by employer	(0.7)	(0.3)
Interest cost/(income)	(1.0)	(1.5)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(2.4)	(8.0)
Reclassification to defined benefit scheme	0.0
Total increase (decrease) in net defined benefit liability (asset)	(2.4)	(8.0)
Effects of movements in exchange rates	(4.3)	1.1
End of period	(119.1)	(92.0)	(119.1)
Scheme Assets [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(28.1)	(28.7)
Reclassification from other liabilities/assets	0.0
Transfer from long-term pension assets	0.0
Reclassification to assets held for sale		(0.2)
Benefits paid	2.9	4.1
Contributions by plan participants	(0.6)	(0.3)
Contribution by employer	(2.3)	(4.2)
Interest cost/(income)	(0.3)	(0.3)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	0.6	2.1
Reclassification to defined benefit scheme	0.0
Total increase (decrease) in net defined benefit liability (asset)	0.6	2.1
Effects of movements in exchange rates	(1.4)	(0.6)
End of period	(29.2)	(28.1)	(29.2)
Defined Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	261.5	221.2
Reclassification from other liabilities/assets	16.2
Transfer from long-term pension assets	0.0
Reclassification to assets held for sale		0.5
Current service cost	10.4	9.1
Benefits paid	(3.5)	(4.6)
Contributions by plan participants	1.7	1.8
Contribution by employer	0.0	0.0
Interest cost/(income)	3.1	4.2
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	1.6
Financial	0.6	38.8
Experience	(3.0)	(8.4)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme	4.6
Total increase (decrease) in net defined benefit liability (asset)	2.2	32.0
Effects of movements in exchange rates	11.7	(2.7)
End of period	303.3	261.5	303.3
Defined Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	213.5	173.8
Reclassification from other liabilities/assets	14.7
Transfer from long-term pension assets	0.0
Reclassification to assets held for sale		0.3
Current service cost	6.9	6.0
Benefits paid	(0.6)	(0.4)
Contributions by plan participants	1.1	1.5
Contribution by employer	0.0	0.0
Interest cost/(income)	2.3	3.1
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	1.6
Financial	(0.4)	34.0
Experience	(2.0)	(3.2)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme	3.1
Total increase (decrease) in net defined benefit liability (asset)	0.7	32.4
Effects of movements in exchange rates	9.8	(3.2)
End of period	248.4	213.5	248.4
Defined Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	48.0	47.4
Reclassification from other liabilities/assets	1.5
Transfer from long-term pension assets	0.0
Reclassification to assets held for sale		0.2
Current service cost	3.5	3.1
Benefits paid	(2.9)	(4.2)
Contributions by plan participants	0.6	0.3
Contribution by employer	0.0	0.0
Interest cost/(income)	0.8	1.1
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	0.0
Financial	1.0	4.8
Experience	(1.0)	(5.2)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme	1.5
Total increase (decrease) in net defined benefit liability (asset)	1.5	(0.4)
Effects of movements in exchange rates	1.9	0.5
End of period	54.9	48.0	54.9
Retirement Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	141.4	110.4
Reclassification from other liabilities/assets	(1.6)
Transfer from long-term pension assets	(0.4)
Reclassification to assets held for sale		0.3
Current service cost	10.4	9.1
Benefits paid	0.0	(0.2)
Contributions by plan participants	0.0	0.0
Contribution by employer	(3.0)	(4.5)
Interest cost/(income)	1.8	2.4
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	1.6
Financial	0.6	38.8
Experience	(3.0)	(8.4)
Actuarial return on assets excluding amounts included in interest income	(1.8)	(5.9)
Reclassification to defined benefit scheme	4.6
Total increase (decrease) in net defined benefit liability (asset)	0.4	26.1
Effects of movements in exchange rates	6.0	(2.2)
End of period	155.0	141.4	155.0
Retirement Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	121.5	91.7
Reclassification from other liabilities/assets	(3.1)
Transfer from long-term pension assets	(0.4)
Reclassification to assets held for sale		0.3
Current service cost	6.9	6.0
Benefits paid	0.0	(0.1)
Contributions by plan participants	0.0	0.0
Contribution by employer	(0.7)	(0.3)
Interest cost/(income)	1.3	1.6
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	1.6
Financial	(0.4)	34.0
Experience	(2.0)	(3.2)
Actuarial return on assets excluding amounts included in interest income	(2.4)	(8.0)
Reclassification to defined benefit scheme	3.1
Total increase (decrease) in net defined benefit liability (asset)	(1.7)	24.4
Effects of movements in exchange rates	5.5	(2.1)
End of period	129.3	121.5	129.3
Retirement Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	19.9	18.7
Reclassification from other liabilities/assets	1.5
Transfer from long-term pension assets	0.0
Reclassification to assets held for sale		0.0
Current service cost	3.5	3.1
Benefits paid	0.0	(0.1)
Contributions by plan participants	0.0	0.0
Contribution by employer	(2.3)	(4.2)
Interest cost/(income)	0.5	0.8
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	0.0
Financial	1.0	4.8
Experience	(1.0)	(5.2)
Actuarial return on assets excluding amounts included in interest income	0.6	2.1
Reclassification to defined benefit scheme	1.5
Total increase (decrease) in net defined benefit liability (asset)	2.1	1.7
Effects of movements in exchange rates	0.5	(0.1)
End of period	$ 25.7	$ 19.9	$ 25.7